Commitments and contingencies (Schedule of Future Minimum Payments Under Non-cancellable Operating Leases) (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Future minimum payments under non-cancellable operating leases
2019	¥ 84,689
2020	53,609
2021	35,871
2022 and after	47,726
Total	¥ 221,895